Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 26,071,995	$ 20,603,255
In-Person [Member]
Total revenue	11,133,412	8,181,355
In-Person [Member] | Event Revenue [Member]
Total revenue	7,179,917	5,089,006
In-Person [Member] | Sponsorship Revenue [Member]
Total revenue	2,081,029	488,329
In-Person [Member] | Food and Beverage Revenue [Member]
Total revenue	1,158,004	814,247
In-Person [Member] | Ticket and Gaming Revenue [Member]
Total revenue	543,204	1,621,721
In-Person [Member] | Merchandising Revenue [Member]
Total revenue	171,014	167,194
In-Person [Member] | Other Revenue [Member]
Total revenue	$ 244	$ 858